Financial Instruments - Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Marketable Securities	$ 120,244	$ 60,850
Fair Value
ASSETS
Marketable Securities	120,244	60,850
Recurring basis | (Level I)
ASSETS
Marketable Securities	120,244	60,850
Recurring basis | Fair Value
ASSETS
Marketable Securities	$ 120,244	$ 60,850